Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Net

NOTE 5 — Property and Equipment, Net

Property and equipment consist of the following:

	September 30, 2021	December 31, 2020
Furniture and equipment	$1,007	$1,062
Leasehold improvements	2	23
	1,009	1,085
Less: accumulated depreciation and amortization	(686)	(562)
	$323	$523

The Company recognized depreciation expense of $195 and $240 for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 4 — Property and Equipment, Net

Property and equipment consist of the following as of December 31:

	2020	2019
Furniture and equipment	$1,062	$1,199
Leasehold improvements	23	40
	1,085	1,239
Less: accumulated depreciation and amortization	(562)	(339)
	$523	$900

The Company recognized depreciation expense of $312 and $216 for the years ended December 31, 2020 and 2019, respectively.